September 19, 2019
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-4
Nationwide Variable Account
Soloist	002-58043

Nationwide Variable Account-4
Nationwide Destination Freedom+	333-201820

Nationwide Variable Account-II
BOA IV	002-75059
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination EV (2.0)	333-177316
Nationwide Destination B (2.0)	333-177439
Nationwide Destination L (2.0)	333-177581
Nationwide Destination All American Gold NY (2.0)	333-177731
Nationwide Destination EV NY (2.0)	333-177319
Nationwide Destination B NY (2.0)	333-177441
Nationwide Destination L NY (2.0)	333-177582
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination Navigator NY (2.0)	333-177938
Nationwide Destination Architect (2.0)	333-182494
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614)249-8061 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ M. Andrew Kress
M. Andrew Kress
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies